Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) UsdPerShares UsdShares	Dec. 31, 2024 USD ($) UsdShares	Dec. 31, 2023 USD ($) UsdShares	Dec. 31, 2022 USD ($) UsdShares	Dec. 31, 2021 USD ($) UsdShares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Table

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for CEO (1) ($)	CAP to CEO (1) (2) (3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (4) ($)	Average CAP to Non-CEO NEOs (2) (4) (5) ($)	TSR (6) ($)	Peer Group TSR (6) ($)	Net Income ($ in thousands)	Company- Selected Measure - Adjusted Book Value Per Share (7) ($)
2025	11,318,967	18,609,784	2,963,540	4,470,063	208.36	149.81	582,640	36.93
2024	10,103,939	14,442,687	3,150,615	4,117,360	147.58	125.72	604,440	33.71
2023	12,788,340	23,724,432	2,434,119	4,462,851	128.84	105.65	603,119	30.87
2022	8,386,720	9,643,406	2,195,925	2,473,982	82.95	100.43	742,934	27.86
2021	9,286,766	16,605,932	2,685,012	4,480,327	88.57	116.80	600,671	23.59

Company Selected Measure Name	Adjusted Book Value Per Share
Named Executive Officers, Footnote
(1)
Richard G. Thornberry was the CEO for all periods shown.
(4)
The Non-CEO NEOs for each of the years presented were as follows:
2025: Sumita Pandit, Edward J. Hoffman, Mary C. Dickerson, Eric R. Ray and Derek B. Brummer.
2024: Sumita Pandit, Derek B. Brummer, Edward J. Hoffman, Eric R. Ray and Brien J. McMahon.
2023: Sumita Pandit, Robert J. Quigley, Derek B. Brummer, Edward J. Hoffman and Brien J. McMahon.
2022: Robert J. Quigley, Derek V. Brummer, Edward J. Hoffman, Brien J. McMahon and J. Franklin Hall.
2021: Derek V. Brummer, Edward J. Hoffman, Brien J. McMahon and J. Franklin Hall.

Peer Group Issuers, Footnote	TSR was calculated assuming a fixed investment of $100, including reinvestment of dividends (as applicable) measured from the market close on December 31, 2020, through and including the end of the year for each year reported in the table. Our peer group used for this TSR calculation is the S&P SmallCap 600 Financials index
PEO Total Compensation Amount	$ 11,318,967	$ 10,103,939	$ 12,788,340	$ 8,386,720	$ 9,286,766
PEO Actually Paid Compensation Amount	$ 18,609,784	14,442,687	23,724,432	9,643,406	16,605,932
Adjustment To PEO Compensation, Footnote
(3)
A reconciliation of amounts reported under the “Summary Compensation Table Total for CEO” column in the table above to the “CAP to CEO” column is as follows:

	Summary Compensation Table Total for CEO ($)	Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	Plus: Fair Value as of Year End for Stock and Option Awards Granted in the Covered Year ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Outstanding Unvested Stock and Option Awards from Prior Years ($)	Change in Fair Value from End of Prior Year to Vesting Date of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	CAP to CEO ($)
2025	11,318,967	7,085,347	7,987,643	4,628,431	1,760,090	18,609,784
2024	10,103,939	6,000,252	6,827,963	2,399,204	1,111,833	14,442,687
2023	12,788,340	9,080,151	10,246,073	6,965,367	2,804,803	23,724,432
2022	8,386,720	5,000,140	5,227,267	926,737	102,822	9,643,406
2021	9,286,766	4,600,186	6,715,692	3,595,606	1,608,054	16,605,932

Non-PEO NEO Average Total Compensation Amount	$ 2,963,540	3,150,615	2,434,119	2,195,925	2,685,012
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,470,063	4,117,360	4,462,851	2,473,982	4,480,327
Adjustment to Non-PEO NEO Compensation Footnote
(5)
A reconciliation of amounts reported in the table above under “Average Summary Compensation Table Total for Non-CEO NEOs” column to “Average CAP to Non-CEO NEOs” column is as follows:

	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	Plus: Fair Value as of Year End for Stock and Option Awards Granted in the Covered Year ($)	Plus: Fair Value as of Vesting Date of Awards Granted and Vested in the Covered Year ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Outstanding Unvested Stock and Option Awards from Prior Years ($)	Change in Fair Value from End of Prior Year to Vesting Date of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Average CAP to Non-CEO NEOs ($)
2025	2,963,540	1,646,217	1,678,035	179,272	971,435	323,998	4,470,063
2024	3,150,615	1,360,346	1,473,338	81,926	519,889	251,938	4,117,360
2023	2,434,119	1,330,234	1,703,642	—	1,178,583	476,741	4,462,851
2022	2,195,925	1,135,301	1,186,226	—	205,320	21,812	2,473,982
2021	2,685,012	1,253,944	1,830,574	—	920,129	298,556	4,480,327

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR ($ in millions, except TSR)
Compensation Actually Paid vs. Net Income	CAP vs. Net Income ($ in millions)
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted Book Value Per Share ($ in millions, except per-share amounts)
Tabular List, Table	■ Adjusted Book Value Per Share; ■ Adjusted diluted net operating income per share; ■ Adjusted pretax operating income; and ■ New Insurance Written.
Total Shareholder Return Amount	$ 208.36	147.58	128.84	82.95	88.57
Peer Group Total Shareholder Return Amount	149.81	125.72	105.65	100.43	116.8
Net Income (Loss)	$ 582,640,000	$ 604,440,000	$ 603,119,000	$ 742,934,000	$ 600,671,000
Company Selected Measure Amount | UsdShares	36.93	33.71	30.87	27.86	23.59
PEO Name	Richard G. Thornberry
Additional 402(v) Disclosure
(2)
In calculating CAP, we determined the fair value of outstanding, vested and forfeited equity awards in the applicable year in a manner consistent with FASB ASC Topic 718 fair valuation methodology used to account for share-based compensation payments for financial accounting purposes consistent with GAAP. For a discussion of the assumptions used in calculations for values of share-based compensation, see Note 2 “Significant Accounting Policies” and Note 17 “Share-Based Compensation and Other Benefit Programs” of Notes to Consolidated Financial Statements in our 2025 Annual Report on Form 10-K. RSUs were valued based on the closing price of our common stock on the NYSE on the relevant measurement date and, for performance-based RSUs, incorporates the estimated probability of achievement as of the measurement date. For more information about the probability of achievement, see “Outstanding Equity Awards at 2025 Fiscal Year-End” table.
(7)
Our company-selected measure, Adjusted Book Value Per Share, is the measure that we believe represents the most important financial performance not otherwise presented in the table above that we use to link the compensation paid to our NEOs to our Company’s performance for the year ended December 31, 2025. “Adjusted Book Value Per Share” is calculated as: (A) total stockholders’ equity, adjusted to exclude accumulated other comprehensive income (loss); divided by (B) basic shares of common stock outstanding. As compared to Adjusted Book Value Per Share, the Company’s LTI Book Value per Share measure (used to determine the performance of our BV RSUs) also excludes the impact, if any, during the three-year performance period from declared dividends on common shares and dividend equivalents on outstanding equity awards. Since this dividend-related adjustment varies by award depending on, among other things, the beginning and ending dates of each distinct three-year performance period, we do not add back any declared dividends or dividend equivalents to the Adjusted Book Value Per Share measure shown as of December 31, 2025, 2024, 2023, 2022 or 2021.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Book Value Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted diluted net operating income per share
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted pretax operating income
Measure:: 4
Pay vs Performance Disclosure
Other Performance Measure, Amount | UsdPerShares	100
Name	New Insurance Written.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,085,347)	$ (6,000,252)	$ (9,080,151)	$ (5,000,140)	$ (4,600,186)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,987,643	6,827,963	10,246,073	5,227,267	6,715,692
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,628,431	2,399,204	6,965,367	926,737	3,595,606
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,760,090	1,111,833	2,804,803	102,822	1,608,054
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,646,217)	(1,360,346)	(1,330,234)	(1,135,301)	(1,253,944)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,678,035	1,473,338	1,703,642	1,186,226	1,830,574
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	971,435	519,889	1,178,583	205,320	920,129
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,272	81,926	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 323,998	$ 251,938	$ 476,741	$ 21,812	$ 298,556